Cipperman & Company LLC

500 E. Swedesford Road, Suite 104

Wayne, PA  19087

610.687.5320

www.cipperman.com

September 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington DC 20549

Re:

MH Elite Portfolio of Funds, Inc. Preliminary Proxy Statement

(1940 Act Registration Number 811-08763, 1933 Act Registration Number 333-50885)

Pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, enclosed please find a Preliminary Proxy Statement, Exhibits thereto and form of Proxy in connection with the Annual Meeting of Shareholders (the “Meeting”) of MH Elite Portfolio of Funds, Inc. (the “Funds”). The Meeting is being called by the Funds’ Board of Directors to obtain shareholder approval for the conversion of the Funds from a New Jersey corporation to a Delaware statutory trust, to ratify or reject the selection of the Funds’ independent public accountants, and to elect five directors.

Definitive copies of the Proxy Statement, Exhibits and form of proxy are expected to be released to Fund shareholders on or about September 27, 2013. The Meeting is to be held on October 31, 2013.

Please call the undersigned at (484)588-2115 with any comments or questions concerning this filing.

Sincerely,

/s/ Gino Malaspina, Esq.

Cipperman & Company, LLC